Investment in Financial Assets	6 Months Ended
Jun. 30, 2023
Investment in Financial Assets [Abstract]
INVESTMENT IN FINANCIAL ASSETS

NOTE 5:- INVESTMENT IN FINANCIAL ASSETS

On June 25, 2023, the Company entered into a Share Purchase Agreement (the “Agreement”) with AutoMax Motors Ltd. (“AutoMax”), an Israeli company traded on the Tel Aviv Stock Exchange (“TASE”) and the leading parallel importer and distributor of vehicles in Israel, pursuant to which, at the closing and upon the terms and conditions set forth in the Agreement, the Company will invest NIS 2,500,000 in cash, in exchange for ordinary shares, NIS 0.05 par value, of AutoMax (the “AutoMax Shares”) based on a price per share of NIS 0.5. As of June 30, 2023, the listed share price of AutoMax on the TASE was NIS 0.41, and the Company has recorded a loss in its statements of comprehensive loss of $133 on its investment.